Goodwill and Intangible Assets (Tables)	3 Months Ended	12 Months Ended
	Jun. 30, 2024	Mar. 31, 2024
Summary of Goodwill
Changes in the carrying value of goodwill by reporting segment were as follows:

	Motion Picture	Television Production	Total
	(Amounts in millions)
Balance as of March 31, 2024	$398.6	$412.6	$811.2
Measurement period adjustments (1)	(3.9)	4.8	0.9

Balance as of June 30, 2024	$394.7	$417.4	$812.1

(1)
Measurement period adjustments for the acquisition of eOne reflect an increase to goodwill of $0.9 million resulting from a net decrease in estimated fair value of the net assets acquired. The decrease in the estimated fair value of the net assets acquired consisted of a net decrease to accounts receivable of $4.2 million, net increases to content related payables of $3.4 million, and other liabilities of $0.4 million, partially offset by a net increase to other assets of $3.7 million and decreases to accrued liabilities of $1.1 million and participations and residuals of $2.3 million.

Goodwill
Changes in the carrying value of goodwill by reporting segment were as follows:

	Motion Picture	Television Production	Total
	(Amounts in millions)
Balance as of March 31, 2023 and 2022	$393.7	$401.9	$795.6
Acquisition of eOne (see Note 2)	1.0	4.8	5.8
Measurement period adjustments (1)	3.9	5.9	9.8

Balance as of March 31, 2024	$398.6	$412.6	$811.2

(1)
Measurement period adjustments for the acquisition of eOne reflect an increase to goodwill of $9.8 million resulting from a net decrease in estimated fair value of the net assets acquired. The decrease in the estimated fair value of the net assets acquired consisted of net decreases to accounts receivable and other assets of $11.4 million and $12.4 million, respectively, partially offset by a net increase to investment in films and television programs of $4.0 million, and net decreases to content related payables of $1.9 million, accrued liabilities of $3.8 million, participations and residuals of $1.9 million, and deferred revenue of $2.4 million.

Summary of Intangible Assets
Intangible Assets
Finite-Lived Intangible Assets.
Finite-lived intangible assets consisted of the following:

	March 31, 2024			March 31, 2023
	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount
	(Amounts in millions)
Finite-lived intangible assets subject to amortization:
Customer relationships	$23.9	$21.7	$2.2	$31.0	$10.0	$21.0
Trademarks and trade names	7.6	3.0	4.6	3.6	2.6	1.0
Other	31.0	12.1	18.9	23.9	19.0	4.9

	$62.5	$36.8	$25.7	$58.5	$31.6	$26.9

Amortization expense associated with the Company’s intangible assets for the years ended March 31, 2024, 2023 and 2022 was approximately $5.3 million, $5.7 million and $5.7 million, respectively. Amortization expense remaining relating to intangible assets for each of the years ending March 31, 2025 through 2029 is estimated to be approximately $4.2 million, $2.5 million, $2.2 million, $2.2 million, and $2.1 million, respectively.

Starz Business of Lions Gate Entertainment Corp
Summary of Goodwill
Goodwill by reportable segment for each period is as follows:

Starz Networks
Balance as of March 31, 2022	$1,755.7
Impairments (1)	(1,261.7)

Balance as of March 31, 2023	$494.0
Impairments (1)	(494.0)

Balance as of March 31, 2024	$—

(1)
See Note 1,
Goodwill Impairment Assessments
, for further information on the goodwill impairments recorded in fiscal 2023 and fiscal 2024 related to Starz Networks. See Note 2 for additional goodwill impairment charges related to discontinued operations.

Summary of Intangible Assets
Intangible Assets
Finite-Lived Intangible Assets.
Finite-lived intangible assets
consisted
of the following:

	March 31, 2024			March 31, 2023
	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount
	(Amounts in millions)
Finite-lived intangible assets:
Customer relationships (1)	$1,821.0	$930.9	$890.1	$1,821.0	$797.9	$1,023.1
Trademarks and trade names (2)	80.0	4.0	76.0	—	—	—

	$1,901.0	$934.9	$966.1	$1,821.0	$797.9	$1,023.1

(1)	Customer relationships represent the Starz Business affiliation agreements with distributors.
(2)
Amounts as of March 31, 2024 include the Starz trade names previously accounted for as indefinite-lived intangible assets, see below and Note 1,
Indefinite-Lived Intangibles Other Than Goodwill Impairment Assessment
, for further information.